Equity Compensation Plans	12 Months Ended
Dec. 31, 2011
Equity Compensation Plans [Abstract]
EQUITY COMPENSATION PLANS

15. EQUITY COMPENSATION PLANS

2004 Share Incentive Plan

Stock options

Ku6 Media’s 2004 Share Incentive Plan (“2004 Plan”) allows the Company to offer incentive awards to employees, directors, consultants or external service advisors of the Company. Under the terms of the Plan, options are generally granted at prices equal to or greater than the fair market value on the grant date, expire 10 years from the date of grant, and generally vest over 3-4 years.

Stock options under these plans were all granted prior to 2006 and as of January 1, 2006 all granted stock options were vested. There were 44,584,700 and 43,746,700 options outstanding as of December 31, 2010 and 2011, respectively. Pursuant to the resolution of the Company’s Board on December 3, 2010, the 185,550,800 remaining ordinary shares available for future grants under the 2004 Plan were terminated and unavailable for future use.

The movements in stock options under the 2004 Share Incentive Plan as of and for the years ended December 31, 2009, 2010, and 2011 are set out below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at December 1, 2009	47,367,700	0.080	—	—
Granted	—	—	—	—
Exercised	(350,000)	0.025	—	—
Cancelled or Expired	(1,435,000)	0.115	—	—

Outstanding at December 31, 2009	45,582,700	0.080	3.63	147,478
Granted	—	—	—	—
Exercised	(450,000)	0.045	—	—
Cancelled or Expired	(548,000)	0.113	—	—

Outstanding at December 31, 2010	44,584,700	0.080	2.63	226,985
Granted	—	—	—	—
Exercised	(150,000)	0.025	—	—
Cancelled or Expired	(688,000)	0.096	—	—

Outstanding at December 31, 2011	43,746,700	0.079	1.62	—

Vested and expected to vest at December 31, 2011	43,746,700	0.079	1.62	—

Vested and exercisable at December 31, 2011	43,746,700	0.079	1.62	—

The aggregate intrinsic values are calculated as the differences between the market value of $0.0405, $0.0495 and $0.0120 of ordinary shares as of December 31, 2009, 2010, and 2011, respectively, and the exercise prices of the shares. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was approximately $0.5 million, nil and nil, respectively.

Non-vested shares

Since 2006, the Company has granted restricted purchase share awards, in lieu of stock options, under the 2004 Share Incentive Plan to certain officers and senior management.

Share-based compensation expense related to non-vested stock units granted by the Company under the 2004 Plan amounted to $169,310, $84,233 and nil for the years ended December 31, 2009, 2010 and 2011.

There are no outstanding non-vested stock units as of December 31, 2011 and 2010.

A summary of non-vested stock unit activity as of December 31, 2009, 2010 and 2011 is presented below:

	Number outstanding	Weighted average grant date fair value
Non-vested stock units		$
Outstanding at January 1, 2009	13,500,300	0.0406
Granted	—	—
Vested	(6,500,300)	0.0313
Forfeited	(3,999,900)	0.0507

Outstanding at December 31, 2009	3,000,100	0.0313
Granted	—	—
Vested	(3,000,100)	0.0313
Forfeited	—	—

Outstanding at December 31, 2010	—	—
Granted	—	—
Vested	—	—
Forfeited	—	—

Outstanding at December 31, 2011	—	—

2010 Equity Compensation Plan

In December 2010, the Company authorized an equity compensation plan (“2010 Equity Compensation Plan”) that provides for issuance of options to purchase up to 698,381,300 ordinary shares of the Company. Under the 2010 Equity Compensation Plan, the directors may, at their discretion, grant any officers (including directors) and employees of the Company and/or its subsidiaries, and individual consultants or advisors (i) options to subscribe for ordinary shares, (ii) share appreciation rights to receive payment, in cash and/or the Company’ ordinary shares, equals to the excess of the fair market value of the Company’ ordinary shares, or (iii) other types of compensation based on the performance of the Company’ ordinary shares.

On December 4, 2010, the Company granted stock options to purchase up to 516,750,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0568 per share equivalent to the average market value in the previous fifteen trading days of the grant dates to its employees, senior management and directors. Of all the stock options granted, 272,850,000 were granted to senior management and 243,900,000 were granted to directors and employees. The contract term of the options granted to the directors and employees is six years and the contract term of the options granted to senior management is seven years.

On February 24, 2011, the Company granted stock options to purchase up to 62,000,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0392 per share to its employees, senior management and directors. Of all the stock options granted, 9,000,000 ordinary shares were granted to directors of the Company and 53,000,000 were granted to the senior management and employees of Shanda. The contract term of the options is six years.

On July 6, 2011, the Company granted stock options to purchase up to 147,643,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.03083 per share to its employees. The contract term of the options is six years.

On August 23, 2011, the Company granted stock options to purchase up to 162,500,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0227 per share to its employees, senior management and directors. Of all the stock options granted, 112,000,000 were granted to senior management of the Company, 15,000,000 were granted to directors of the Company, and 35,500,000 were granted to the senior management and employees of Shanda. The contractual term of the options is six years.

On October 14, 2011, the Company granted stock options to purchase up to 21,000,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0188 per share to its senior management. The contract term of the options is six years.

As of December 31, 2011, 295,555,300 ordinary shares were available for future grants under the 2010 Equity Compensation Plan.

The options granted to directors and employees vest over a four year period, with 25% of the options to vest on each of the first, second, third and fourth anniversaries of the grant date as stipulated in the stock option agreements.

The options granted to senior management vest in 16 instalments. The first 2 of 16 instalments—options earned in the first two quarters after the grant date—shall vest and become exercisable at the first anniversary of the grant date. There are no performance conditions attached to the first 2 instalments. For each quarter during the four-year period after the grant date (the “Performance Period Start Date”), one 1/16th instalment of the total options have the opportunity to be earned for each quarter contingent on the achievement of positive quarterly operating income for the quarter, provided the aggregate number of options earned in the Performance Period shall not exceed 14 of the 16 instalments comprising the total options granted. On each of the first, fourth, eighth and twelfth quarter earnings release dates from the first quarter of the Performance Period, all of the earned options during the four quarters preceding such earnings release date shall vest and become exercisable, in each case, provided that the employment with the Company remains on such vesting date.

In relation to the business strategy adjustments in 2011 (Note 1), the Company significantly reduced its sales forces, and certain directors, senior management and employees resigned from the Company. Accordingly, the options granted to such directors, senior managements and employees were forfeited. Accordingly, in the fourth quarter of 2011, the Company recorded a $1.0 million reversal of amounts previously recorded in the first three quarters of 2011 in stock-based compensation expense to adjust the estimated forfeiture rate to the much higher actual forfeiture rate.

In accordance with ASC 718, the Company recognizes share-based compensation expense for the options granted to directors and employees as well as the options to senior management vested only based on passage of time and continued employment with the Company, net of a forfeiture rate, using the straight-line method. For the options granted to senior management earned contingent on the achievement of quarterly performance target, the Company recognized share-based compensation expenses for the options earned in each quarter during the Performance Period using the graded-vesting attribution method when the Company concluded that it is probable that the performance targets will be achieved, net of a forfeiture rate.

Share-based compensation expense related to the stock options granted by the Company to its employees, senior management and directors under the 2010 Equity Compensation Plan amounted to $522,931 and $1,231,919 for the year ended December 31, 2010 and 2011, respectively. Share-based compensation expense related to the option awards granted by the Company to the senior management and employees of Shanda under the 2010 Equity Compensation Plan amounted to nil and $257,230 for the year ended December 31, 2010 and 2011, respectively, which was recognized as a dividend distributed to Shanda.

The movements in stock options under the 2010 Equity Compensation Plan as of and for the year ended December 31, 2011 are set out below.

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2010	—	—	—	—
Granted	516,750,000	0.0568	—	—
Exercised	—	—	—	—
Cancelled or Expired	—	—	—	—

Outstanding at December 31, 2010	516,750,000	0.0568	6.46	—

Granted	393,143,000	0.0281	—	—
Exercised	—	—	—	—
Cancelled or Expired	(507,067,000)	0.0517	—	—

Outstanding at December 31, 2011	402,826,000	0.0352	5.47	—

Vested and expected to vest at December 31, 2011	373,995,600	0.0342	5.49	—

Vested and exercisable at December 31, 2011	18,742,500	0.0568	5.00	—

The intrinsic value as of December 31, 2010 and 2011 is calculated as the difference between the market value of $0.0495 and $0.0120 of ordinary shares as of December 31, 2010 and 2011 and the exercise prices of the options.

The weighted average grant-date fair value of options granted during the year ended December 31, 2010 and 2011 was $0.0483 and $0.0151, respectively. Options vested during the year ended December 31, 2010 and 2011 was nil and 27,142,500, respectively.

As of December 31, 2010 and 2011, there was $15.4 million and $5.43 million, respectively, of unrecognized compensation cost, adjusted for estimated forfeitures, related to stock options granted by the Company to its employees, senior management and directors under the 2010 Equity Compensation Plan. This cost is expected to be recognized over a weighted average period of 4.2 and 3.4 years. Total compensation cost may be adjusted for future changes in estimated forfeitures and the probability of the achievement of performance conditions. As of December 31, 2010 and 2011, there was nil and $1.21 million, respectively, of unrecognized compensation cost, adjusted for estimated forfeitures, related to stock options granted by the Company to the employees of Shanda under the 2010 Equity Compensation Plan, which will be recognized as a dividend distributed to Shanda.

The Black-Scholes option pricing model is used to determine the fair value of the stock options granted under the 2010 Equity Compensation Plan. The Black-Scholes model requires the input of highly subjective assumptions. The risk-free rate for periods within the contractual lives of the options is based on the U.S. Treasury yield curve in effect at the time of grant. The fair values of stock options were estimated using the following weighted-average assumptions:

	Options Granted in 2010	Options Granted in 2011
Fair value of ordinary shares ($)	0.0800	0.0186~0.0367
Exercise price ($)	0.0568	0.0188~0.0392
Expected volatility (%) (4)	60%~65%	75%~82%
Expected dividend yield (%) (3)	0%	0%
Expected term (years) (2)	4~5	3.5~5
Risk-free interest rate (per annum) (%) (1)	1.9407%~2.6565%	1.2680%~1.9933%

(1)	The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards.
(2)	The expected term of stock options granted is developed giving consideration to vesting period, contractual term and historical exercise pattern of options granted by the Company.
(3)	The Company has no history or expectation of paying dividends on its common stock.
(4)	Expected volatility is estimated based on the historical volatility of comparable companies’ stocks and of the Company’s common stock for a period equal to the expected term preceding the grant date.